Goodwill and Other Intangible Assets, Net Goodwill and Other Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 5,497,596		$ 5,378,388	$ 1,156,288	$ 1,000,123
Lucas Meyers Cosmetics
Goodwill [Line Items]
Reporting unit in excess of carrying amount		80.00%
Minimum [Member] | Frutarom Reporting Units
Goodwill [Line Items]
Reporting unit in excess of carrying amount		10.00%